Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)	12 Months Ended
	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares	Oct. 31, 2016 CAD ($) shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted	$ 100.63	$ 96.90	$ 77.23
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year	7,525,296	9,805,299	12,111,153
Number of stock options, Granted	705,398	723,431	754,714
Number of stock options, Exercised	1,513,307	2,233,801	2,103,391
Number of stock options, Forfeited/cancelled	152,417	13,243	104,606
Number of stock options, Expired	469,769	756,390	852,571
Number of stock options, Outstanding at end of year	6,095,201	7,525,296	9,805,299
Number of stock options, Exercisable at end of year	3,782,481	4,584,375	5,605,485
Number of stock options, Available for grant | shares	3,405,239	3,811,157	4,151,676
Weighted-average exercise price, Outstanding at beginning of year	$ 72.05	$ 77.41	$ 80.19
Weighted-average exercise price,Granted	100.63	96.90	77.23
Weighted-average exercise price,Exercised	58.40	57.80	55.32
Weighted-average exercise price,Forfeited/cancelled	86.85	66.89	71.76
Weighted-average exercise price,Expired	153.40	195.02	179.53
Weighted-average exercise price,Outstanding at end of year	72.19	72.05	77.41
Weighted-average exercise price,Exercisable at end of year	$ 61.39	$ 67.42	$ 83.34